Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Canada [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	$ (11)	$ (13)	$ (7)
Loss Contingency Accrual [Roll Forward]
Beginning of year	206	207	207
Accruals and other	12	31	29
Payments	(36)	(32)	(29)
End of year	182	206	207
Current portion - End of year	50	68	55
U.S. [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	(20)	(10)	2
Loss Contingency Accrual [Roll Forward]
Beginning of year	141	145	139
Accruals and other	30	28	44
Payments	(45)	(29)	(31)
Foreign exchange	(1)	(3)	(7)
End of year	125	141	145
Current portion - End of year	$ 25	$ 41	$ 36